JPMorgan Developed International Value Fund
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 93.5%
Australia — 3.9%
Beach Energy Ltd.	4,782	4,099
BHP Group Ltd.	1,350	46,497
Fortescue Ltd.	666	9,638
Insignia Financial Ltd. *	1,281	4,140
Perseus Mining Ltd. (a)	659	2,538
QBE Insurance Group Ltd.	680	9,326
Rio Tinto plc	371	33,884
Ventia Services Group Pty. Ltd.	728	2,915
		113,037
Austria — 1.4%
BAWAG Group AG (b)	14	2,290
Erste Group Bank AG	93	12,062
OMV AG	104	6,187
Raiffeisen Bank International AG	101	5,079
Strabag SE	16	1,726
Telekom Austria AG	207	2,204
Vienna Insurance Group AG Wiener Versicherung Gruppe	124	9,732
		39,280
Belgium — 0.9%
Ageas SA	126	8,919
Deme Group NV	15	3,020
KBC Group NV	67	9,451
Umicore SA	194	4,606
		25,996
China — 0.5%
BOC Hong Kong Holdings Ltd.	1,272	6,701
Yangzijiang Shipbuilding Holdings Ltd.	3,229	8,480
		15,181
Denmark — 1.0%
AL Sydbank	26	2,346
Carlsberg A/S, Class B (a)	33	4,495
Cementir Holding NV	230	5,160
Danske Bank A/S	182	9,274
H Lundbeck A/S	548	3,675
ISS A/S	74	2,808
		27,758
Finland — 0.7%
Konecranes OYJ	37	4,415
Nordea Bank Abp	800	15,456
		19,871
France — 7.4%
Alten SA	10	1,004
Arkema SA	46	2,801
AXA SA	529	24,101

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Ayvens SA (b)	222	3,222
BNP Paribas SA	260	28,139
Capgemini SE	67	10,375
Cie Generale des Etablissements Michelin SCA	319	11,829
Coface SA	172	3,152
Covivio SA, REIT	64	4,086
Credit Agricole SA	384	8,325
Eiffage SA	64	9,450
Engie SA	704	21,015
Forvia SE *	181	2,959
Orange SA	655	12,171
Rubis SCA	63	2,531
Societe Generale SA	168	14,761
Television Francaise 1 SA	244	2,360
TotalEnergies SE	521	37,904
Valeo SE	220	3,068
Vallourec SACA	410	8,695
Vicat SACA	29	2,730
		214,678
Georgia — 0.1%
Lion Finance Group plc	24	3,379
Germany — 7.7%
Allianz SE (Registered)	100	44,145
Aroundtown SA *	648	2,058
Aumovio SE *	41	1,948
Bayer AG (Registered)	338	17,875
Bayerische Motoren Werke AG (a)	96	9,901
Continental AG	104	8,184
Deutsche Bank AG (Registered)	442	17,423
Deutsche Post AG	294	16,465
Deutsche Telekom AG (Registered)	812	27,235
E.ON SE	435	9,237
Freenet AG	73	2,625
Hornbach Holding AG & Co. KGaA	—	37
JOST Werke SE (b)	55	4,100
LEG Immobilien SE	77	5,577
Mercedes-Benz Group AG (a)	241	16,480
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	29	17,896
Schaeffler AG (a)	354	4,176
Talanx AG	20	2,468
Volkswagen AG (Preference)	58	6,997
Vonovia SE	296	8,657
		223,484
Guatemala — 0.3%
Millicom International Cellular SA	136	8,314

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — 1.9%
CK Asset Holdings Ltd.	1,732	10,143
Hang Lung Properties Ltd.	5,259	6,346
Hysan Development Co. Ltd.	3,107	8,533
Kerry Properties Ltd.	2,022	6,138
Prudential plc	586	9,628
Swire Properties Ltd. (a)	967	2,932
WH Group Ltd. (b)	4,298	5,072
Wharf Real Estate Investment Co. Ltd.	1,542	5,354
		54,146
Indonesia — 0.3%
First Pacific Co. Ltd.	10,054	7,867
Ireland — 1.3%
AerCap Holdings NV	96	13,757
AIB Group plc	649	7,253
Bank of Ireland Group plc	299	6,083
Glanbia plc	228	4,384
Glenveagh Properties plc * (b)	1,246	2,892
Greencore Group plc	1,167	4,623
		38,992
Israel — 0.1%
Plus500 Ltd.	54	3,096
Italy — 4.7%
Azimut Holding SpA	174	7,343
Banco BPM SpA	353	5,293
BFF Bank SpA * (b)	157	1,508
BPER Banca SpA	476	6,707
Danieli & C Officine Meccaniche SpA	68	3,531
doValue SpA * (b)	1,340	4,163
Enel SpA	2,687	29,690
Eni SpA	727	14,862
Intesa Sanpaolo SpA	3,618	25,610
Iveco Group NV	80	1,782
Pirelli & C SpA (b)	349	2,628
Saipem SpA (a)	928	3,427
UniCredit SpA	240	20,902
Unipol Assicurazioni SpA	376	8,383
		135,829
Ivory Coast — 0.1%
Endeavour Mining plc	67	3,791
Japan — 24.5%
Aiful Corp.	1,811	6,439
Aisin Corp.	485	8,685
Asahi Group Holdings Ltd.	1,104	11,553
Asahi Kasei Corp.	459	4,448
Central Japan Railway Co.	343	9,563

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Chiba Bank Ltd. (The)	333	4,503
Chiyoda Corp. *	1,641	13,642
Concordia Financial Group Ltd.	750	6,830
Credit Saison Co. Ltd.	230	6,204
Dai-ichi Life Holdings, Inc.	1,425	12,533
Daiwa Securities Group, Inc.	902	8,786
ENEOS Holdings, Inc.	1,337	11,299
Fuji Media Holdings, Inc.	131	3,296
Furukawa Electric Co. Ltd.	69	5,984
Gunma Bank Ltd. (The)	164	2,063
Hakuhodo DY Holdings, Inc.	307	2,297
Inpex Corp.	549	12,311
Isuzu Motors Ltd.	303	4,883
Japan Airlines Co. Ltd.	225	4,250
Japan Petroleum Exploration Co. Ltd. (a)	698	8,592
Kamigumi Co. Ltd.	238	8,343
Kandenko Co. Ltd.	97	3,474
Kanematsu Corp.	555	7,288
Kansai Paint Co. Ltd.	169	2,699
KDDI Corp.	1,075	18,147
KDX Realty Investment Corp., REIT	5	5,723
Kioxia Holdings Corp. *	72	9,794
Kyocera Corp.	531	7,961
Marubeni Corp.	448	14,847
Mitsubishi UFJ Financial Group, Inc.	3,003	54,385
Mitsui & Co. Ltd.	660	21,552
Mitsui Fudosan Co. Ltd.	731	8,387
Mizuho Financial Group, Inc.	705	30,627
Modec, Inc.	84	8,191
MS&AD Insurance Group Holdings, Inc.	558	14,229
Namura Shipbuilding Co. Ltd. (a)	128	3,495
Niterra Co. Ltd.	175	7,651
Nomura Holdings, Inc.	1,373	12,446
Nomura Real Estate Holdings, Inc.	497	3,303
Obayashi Corp.	415	9,357
Open House Group Co. Ltd.	114	6,714
ORIX Corp.	454	13,836
Osaka Gas Co. Ltd.	243	9,108
Panasonic Holdings Corp.	617	8,458
Resona Holdings, Inc.	451	5,258
Sankyo Co. Ltd.	155	2,429
SBI Holdings, Inc.	450	10,181
Shionogi & Co. Ltd.	417	8,592
Sojitz Corp.	77	2,820
Sompo Holdings, Inc.	213	7,356
Subaru Corp.	347	7,452
Sumitomo Chemical Co. Ltd.	1,320	4,017

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sumitomo Corp.	407	16,520
Sumitomo Electric Industries Ltd.	73	3,200
Sumitomo Mitsui Financial Group, Inc.	927	32,608
Sumitomo Realty & Development Co. Ltd.	314	8,744
Sumitomo Rubber Industries Ltd.	203	3,270
Suzuki Motor Corp.	895	12,206
T&D Holdings, Inc.	257	6,350
TBS Holdings, Inc.	54	2,094
Tokai Rika Co. Ltd.	186	3,772
Tokio Marine Holdings, Inc.	276	10,298
Tokuyama Corp.	271	7,077
Tokyo Century Corp.	464	6,468
Tokyo Gas Co. Ltd.	74	3,279
Tokyo Tatemono Co. Ltd.	328	7,728
Tokyu Fudosan Holdings Corp.	705	6,526
Toyo Tire Corp.	97	2,606
Toyoda Gosei Co. Ltd.	160	4,355
Toyota Boshoku Corp.	260	4,368
Toyota Motor Corp.	2,642	59,880
Toyota Tsusho Corp.	386	14,062
Tsubakimoto Chain Co.	137	2,103
UACJ Corp.	217	3,431
Yamato Kogyo Co. Ltd.	47	3,403
		710,629
Luxembourg — 0.4%
ArcelorMittal SA	233	12,632
Netherlands — 3.1%
ABN AMRO Bank NV, CVA (b)	185	6,805
ASR Nederland NV	74	5,411
Eurocommercial Properties NV, REIT	82	2,435
Flow Traders Ltd. *	149	4,838
Havas NV *	235	4,850
Heineken Holding NV	106	7,916
ING Groep NV	779	22,977
Koninklijke BAM Groep NV	395	4,139
Koninklijke Heijmans N.V., CVA	124	10,090
NN Group NV	115	9,100
SBM Offshore NV	266	9,541
Wereldhave NV, REIT	128	3,173
		91,275
Norway — 1.6%
Aker Solutions ASA	1,323	4,834
DNB Bank ASA	262	7,513
DOF Group ASA	619	7,245
Norsk Hydro ASA	590	5,242
Norwegian Air Shuttle ASA	3,648	6,157

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Norway — continued
Telenor ASA	679	11,421
Wallenius Wilhelmsen ASA	469	5,445
		47,857
Peru — 0.2%
Hochschild Mining plc	624	5,634
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	4,220	4,568
NOS SGPS SA	755	3,925
		8,493
South Africa — 0.5%
Anglo American plc	306	14,174
Spain — 4.6%
Banco Bilbao Vizcaya Argentaria SA	1,441	36,565
Banco de Sabadell SA	1,597	6,265
Banco Santander SA	3,893	49,710
CaixaBank SA	1,088	14,365
Mapfre SA	1,763	8,066
Repsol SA	544	10,720
Tecnicas Reunidas SA *	138	5,213
Unicaja Banco SA (b)	841	2,882
		133,786
Sweden — 2.6%
AcadeMedia AB (b)	377	3,990
Ambea AB (b)	262	4,000
Betsson AB, Class B	149	1,754
Loomis AB	49	2,047
Modern Times Group MTG AB, Class B *	294	3,426
NCC AB, Class B	102	2,597
Skandinaviska Enskilda Banken AB, Class A	419	8,997
SSAB AB, Class B (a)	554	4,560
Storskogen Group AB, Class B	1,743	2,116
Svenska Handelsbanken AB, Class A (a)	455	7,173
Swedbank AB, Class A	353	13,736
Telefonaktiebolaget LM Ericsson, Class B	1,138	12,326
Telia Co. AB	1,617	7,388
		74,110
Switzerland — 0.9%
Adecco Group AG (Registered) (a)	214	6,296
Avolta AG	44	2,696
Implenia AG (Registered)	45	4,302
Julius Baer Group Ltd.	147	12,225
		25,519
United Kingdom — 11.8%
Balfour Beatty plc	261	2,556

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Barclays plc	3,604	24,050
Beazley plc	348	5,414
Bellway plc	208	7,750
British American Tobacco plc	578	34,909
British Land Co. plc (The), REIT	559	3,191
Centrica plc	2,912	7,626
CK Hutchison Holdings Ltd.	1,548	12,478
Currys plc	3,900	7,816
Drax Group plc	599	7,388
HSBC Holdings plc	4,119	72,670
IG Group Holdings plc	209	3,873
Imperial Brands plc	289	12,166
International Consolidated Airlines Group SA	620	3,564
Investec plc	744	6,188
ITV plc	2,363	2,634
JET2 plc	129	2,190
Johnson Matthey plc	78	2,518
Keller Group plc	104	2,516
Kier Group plc	1,373	4,207
Lancashire Holdings Ltd.	381	3,219
Land Securities Group plc, REIT	411	3,670
Lloyds Banking Group plc	15,506	23,153
Marks & Spencer Group plc	699	3,506
Mitie Group plc	1,983	4,548
Morgan Sindall Group plc	24	1,649
NatWest Group plc	2,132	19,429
Paragon Banking Group plc	233	2,828
Phoenix Group Holdings plc	471	4,778
Premier Foods plc	2,129	5,500
Serco Group plc	1,095	4,496
SSE plc	445	14,779
Standard Chartered plc	538	13,757
Tesco plc	1,488	8,659
TP ICAP Group plc	934	3,258
		342,933
United States — 10.7%
BP plc	4,225	26,789
Buzzi SpA	65	3,716
Carnival plc *	83	2,464
GSK plc	1,291	33,375
Nestle SA (Registered)	513	48,991
Novartis AG (Registered)	67	9,967
Roche Holding AG	191	86,855
Sanofi SA	258	24,361
Shell plc	1,419	54,557

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Swiss Re AG	96	15,309
Tenaris SA	236	5,230
		311,614
Total Common Stocks (Cost $2,062,666)		2,713,355
Short-Term Investments — 7.7%
Investment Companies — 6.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (c) (d) (Cost $179,795)	179,692	179,763
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $45,075)	45,075	45,075
Total Short-Term Investments (Cost $224,870)		224,838
Total Investments — 101.2% (Cost $2,287,536)		2,938,193
Liabilities in Excess of Other Assets — (1.2)%		(35,407)
NET ASSETS — 100.0%		2,902,786

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $42,481.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.5%
Insurance	8.2
Oil, Gas & Consumable Fuels	6.4
Pharmaceuticals	6.3
Metals & Mining	4.9
Automobiles	4.0
Capital Markets	3.2
Trading Companies & Distributors	3.1
Real Estate Management & Development	3.1
Food Products	2.6
Construction & Engineering	2.6
Automobile Components	2.5
Diversified Telecommunication Services	2.2
Energy Equipment & Services	1.8
Tobacco	1.6
Electric Utilities	1.5
Multi-Utilities	1.3
Wireless Telecommunication Services	1.0
Chemicals	1.0
Others (each less than 1.0%)	12.5
Short-Term Investments	7.7
Futures contracts outstanding as of January 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	628	03/20/2026	USD	95,356	614

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$113,037	$—	$113,037
Austria	3,930	35,350	—	39,280
Belgium	—	25,996	—	25,996
China	—	15,181	—	15,181
Denmark	—	27,758	—	27,758
Finland	—	19,871	—	19,871

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$214,678	$—	$214,678
Georgia	—	3,379	—	3,379
Germany	—	223,484	—	223,484
Guatemala	8,314	—	—	8,314
Hong Kong	—	54,146	—	54,146
Indonesia	—	7,867	—	7,867
Ireland	25,656	13,336	—	38,992
Israel	—	3,096	—	3,096
Italy	—	135,829	—	135,829
Ivory Coast	—	3,791	—	3,791
Japan	—	710,629	—	710,629
Luxembourg	—	12,632	—	12,632
Netherlands	—	91,275	—	91,275
Norway	11,421	36,436	—	47,857
Peru	—	5,634	—	5,634
Portugal	—	8,493	—	8,493
South Africa	—	14,174	—	14,174
Spain	—	133,786	—	133,786
Sweden	4,000	70,110	—	74,110
Switzerland	—	25,519	—	25,519
United Kingdom	30,617	312,316	—	342,933
United States	—	311,614	—	311,614
Total Common Stocks	83,938	2,629,417	—	2,713,355
Short-Term Investments
Investment Companies	179,763	—	—	179,763
Investment of Cash Collateral from Securities Loaned	45,075	—	—	45,075
Total Short-Term Investments	224,838	—	—	224,838
Total Investments in Securities	$308,776	$2,629,417	$—	$2,938,193
Appreciation in Other Financial Instruments
Futures Contracts	$614	$—	$—	$614
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (a) (b)	$68,350	$502,473	$391,035	$3	$(28)	$179,763	179,692	$972	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	9,405	58,809	23,139	—	—	45,075	45,075	88	—
Total	$77,755	$561,282	$414,174	$3	$(28)	$224,838		$1,060	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.